WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 77.3%
22,419	iShares Core MSCI Emerging Markets ETF	$ 1,066,696
115,700	iShares Core MSCI Europe ETF	5,971,277
59,207	iShares MSCI Australia ETF	1,294,857
44,165	iShares MSCI France ETF	1,634,105
207,903	iShares MSCI Italy ETF	6,170,561
37,609	iShares MSCI Switzerland ETF	1,740,168
29,428	SPDR S&P 500 ETF Trust	12,296,490
43,621	Vanguard S&P 500 ETF	16,745,666
32,603	Vanguard Small-Cap ETF	5,986,563
		52,906,383
	FIXED INCOME - 22.6%
153,949	iShares 0-3 Month Treasury Bond ETF	15,485,730

	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,990,338)	68,392,113

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
142,971	First American Treasury Obligations Fund, Class X, Class X, 5.00% (Cost $142,971)(a)	142,971

	TOTAL INVESTMENTS - 100.1% (Cost $52,133,309)	$ 68,535,084
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(69,264)
	NET ASSETS - 100.0%	$ 68,465,820

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of May 31, 2023.

See accompanying notes which are an integral part of this schedule of investments.